Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2026 (Unaudited)

Common Stocks (74.4%)
	Shares	Fair Value ($)
Communication Services (8.0%)
Alphabet, Inc., Class A	37,500	10,783,500
Alphabet, Inc., Class C	75,500	21,657,930
Meta Platforms, Inc., Class A	10,000	5,721,300
Netflix, Inc. (a)	20,000	1,923,000
		40,085,730
Consumer Discretionary (5.4%)
Amazon.com, Inc. (a)	30,000	6,248,100
Lowe's Cos., Inc.	10,000	2,362,800
NIKE, Inc., Class B	102,500	5,414,050
O'Reilly Automotive, Inc. (a)	67,500	6,230,925
Ross Stores, Inc.	15,000	3,249,450
Starbucks Corp.	40,000	3,583,600
		27,088,925
Consumer Staples (4.7%)
Church & Dwight Co., Inc.	48,750	4,549,350
Costco Wholesale Corp.	6,000	5,978,580
McCormick & Co., Inc. (Non Voting)	40,000	2,017,600
PepsiCo, Inc.	30,000	4,658,700
Procter & Gamble (The) Co.	25,000	3,611,000
Sysco Corp.	35,000	2,496,550
		23,311,780
Energy (4.1%)
Chevron Corp.	20,000	4,138,000
Exxon Mobil Corp.	94,500	16,032,870
		20,170,870
Financials (13.2%)
American Express Co.	19,750	5,973,980
Berkshire Hathaway, Inc., Class B (a)	20,000	9,584,000
Chubb Ltd.	18,000	5,866,740
Cincinnati Financial Corp.	60,000	9,441,000
JPMorgan Chase & Co.	70,000	20,591,200
Visa, Inc., Class A	47,500	14,356,400
		65,813,320
Health Care (8.8%)
Becton, Dickinson & Co.	35,000	5,503,050
Edwards Lifesciences Corp. (a)	95,000	7,607,600
Johnson & Johnson	50,000	12,222,000
Mettler-Toledo International, Inc. (a)	3,500	4,414,200
Stryker Corp.	25,000	8,214,750
UnitedHealth Group, Inc.	9,000	2,435,310
Waters Corp. (a)	12,237	3,644,179
		44,041,089
Industrials (8.7%)
Automatic Data Processing, Inc.	45,000	9,143,100
Donaldson Co., Inc.	50,000	4,243,500
Hubbell, Inc.	18,500	9,078,690
Illinois Tool Works, Inc.	25,400	6,611,366
Union Pacific Corp.	25,500	6,186,810
W.W. Grainger, Inc.	7,300	7,962,913
		43,226,379
Information Technology (18.0%)
Accenture PLC, Class A	30,000	5,948,700
Analog Devices, Inc.	22,500	7,158,150
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Apple, Inc.	120,000	30,454,800
Cisco Systems, Inc.	65,000	5,043,350
Microsoft Corp.	75,000	27,762,750
NVIDIA Corp.	45,000	7,848,000
Oracle Corp.	10,000	1,471,100
TE Connectivity PLC	20,000	4,180,400
		89,867,250
Materials (1.7%)
Air Products and Chemicals, Inc.	15,000	4,357,350
AptarGroup, Inc.	32,500	4,095,650
		8,453,000
Utilities (1.8%)
Essential Utilities, Inc.	110,000	4,429,700
WEC Energy Group, Inc.	40,000	4,630,800
		9,060,500
TOTAL COMMON STOCKS (Cost $92,998,545)		371,118,843

Corporate Bonds (2.9%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	246,574
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	940,764
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	741,055
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	706,664
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	473,982
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	344,539
		3,207,004
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	698,250
Financials (0.3%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	498,292
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	525,449
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(b)	500,000	496,045
		1,519,786
Health Care (0.8%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	757,883
Merck & Co., Inc., 1.70%, 6/10/27	350,000	340,819
Pfizer, Inc., 3.60%, 9/15/28	500,000	495,103
Stryker Corp., 1.95%, 6/15/30	1,000,000	902,452

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2026 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	495,355
Zoetis, Inc., 3.90%, 8/20/28	750,000	743,009
		3,734,621
Industrials (0.9%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,325,149
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	984,894
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	491,349
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,225,848
Union Pacific Corp., 3.95%, 9/10/28	400,000	397,776
		4,425,016
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	390,511
TOTAL CORPORATE BONDS (Cost $14,269,044)		14,221,762

U.S. Government & U.S. Government Agency Obligations (20.8%)

Federal Farm Credit Bank (1.7%)
3.39%, 2/1/28	2,000,000	1,985,311
3.88%, 9/20/32	1,000,000	981,228
4.38%, 3/3/33	1,500,000	1,510,479
3.25%, 2/27/34	1,500,000	1,377,728
3.50%, 3/2/34	3,000,000	2,805,398
		8,660,144
Federal Home Loan Bank (1.1%)
2.50%, 12/10/27	1,500,000	1,464,108
3.50%, 7/20/32	1,500,000	1,436,085
4.00%, 6/10/33	2,500,000	2,459,714
		5,359,907
U.S. Treasury Bond (5.9%)
5.38%, 2/15/31	5,500,000	5,844,609
4.50%, 2/15/36	15,250,000	15,552,022
3.50%, 2/15/39	4,250,000	3,834,297
4.50%, 2/15/44	4,000,000	3,825,156
		29,056,084
U.S. Treasury Inflation Indexed Note (1.7%)
1.13%, 1/15/33	7,097,350	6,835,346
1.38%, 7/15/33	1,606,410	1,570,192
		8,405,538
U.S. Treasury Note (10.4%)
2.13%, 5/31/26	5,000,000	4,986,234
4.13%, 6/15/26	4,000,000	4,003,213
2.25%, 11/15/27	6,500,000	6,338,262
3.25%, 6/30/29	6,500,000	6,381,934
0.88%, 11/15/30	4,000,000	3,486,250
3.38%, 5/15/33	6,000,000	5,715,703
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (continued)
3.88%, 8/15/33	14,000,000	13,743,516
4.00%, 2/15/34	7,750,000	7,644,648
		52,299,760
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,160,388)		103,781,433

Investment Companies (1.8%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 3.53% (c)	9,003,890	9,003,890
TOTAL INVESTMENT COMPANIES (Cost $9,003,890)		9,003,890
Total Investments (Cost $218,431,867) — 99.9%		498,125,928
Other assets in excess of liabilities — 0.1%		649,794
Net Assets — 100.0%		$498,775,722

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(c)	Rate disclosed is the seven-day yield as of March 31, 2026.

CME	Chicago Mercantile Exchange
MTN	Medium Term Note
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Schedule of Portfolio Investments
Boston Trust Equity Fund
March 31, 2026 (Unaudited)

Common Stocks (98.0%)
	Shares	Fair Value ($)
Communication Services (12.7%)
Alphabet, Inc., Class A	14,000	4,025,840
Alphabet, Inc., Class C	63,800	18,301,668
Meta Platforms, Inc., Class A	10,000	5,721,300
Netflix, Inc. (a)	18,000	1,730,700
		29,779,508
Consumer Discretionary (8.1%)
Amazon.com, Inc. (a)	20,000	4,165,400
Lowe's Cos., Inc.	10,000	2,362,800
NIKE, Inc., Class B	24,000	1,267,680
O'Reilly Automotive, Inc. (a)	46,125	4,257,799
Ross Stores, Inc.	7,000	1,516,410
Starbucks Corp.	23,000	2,060,570
TJX (The) Cos., Inc.	21,500	3,433,550
		19,064,209
Consumer Staples (6.8%)
Church & Dwight Co., Inc.	15,000	1,399,800
Costco Wholesale Corp.	6,500	6,476,795
McCormick & Co., Inc. (Non Voting)	28,000	1,412,320
PepsiCo, Inc.	18,000	2,795,220
Procter & Gamble (The) Co.	9,000	1,299,960
Sysco Corp.	34,000	2,425,220
		15,809,315
Energy (4.8%)
Chevron Corp.	13,000	2,689,700
Exxon Mobil Corp.	50,000	8,483,000
		11,172,700
Financials (14.5%)
American Express Co.	10,500	3,176,040
Berkshire Hathaway, Inc., Class B (a)	8,250	3,953,400
Chubb Ltd.	10,000	3,259,300
Cincinnati Financial Corp.	20,000	3,147,000
JPMorgan Chase & Co.	41,000	12,060,560
Visa, Inc., Class A	28,000	8,462,720
		34,059,020
Health Care (10.0%)
Becton, Dickinson & Co.	15,000	2,358,450
Cooper (The) Cos., Inc. (a)	15,250	1,090,375
Edwards Lifesciences Corp. (a)	22,500	1,801,800
Johnson & Johnson	28,500	6,966,540
Mettler-Toledo International, Inc. (a)	1,500	1,891,800
Stryker Corp.	12,000	3,943,080
UnitedHealth Group, Inc.	6,200	1,677,658
Waters Corp. (a)	12,780	3,805,884
		23,535,587
Industrials (13.7%)
Automatic Data Processing, Inc.	20,000	4,063,600
Deere & Co.	4,750	2,675,675
Donaldson Co., Inc.	15,000	1,273,050
Hubbell, Inc.	10,000	4,907,400
Illinois Tool Works, Inc.	15,000	3,904,350
Lockheed Martin Corp.	6,000	3,626,340
Union Pacific Corp.	18,500	4,488,470
W.W. Grainger, Inc.	6,500	7,090,265
		32,029,150
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (21.8%)
Accenture PLC, Class A	24,000	4,758,960
Analog Devices, Inc.	16,500	5,249,310
Apple, Inc.	63,100	16,014,149
Microsoft Corp.	43,000	15,917,310
NVIDIA Corp.	28,000	4,883,200
Oracle Corp.	6,425	945,181
TE Connectivity PLC	15,350	3,208,457
		50,976,567
Materials (2.6%)
Air Products and Chemicals, Inc.	14,800	4,299,252
AptarGroup, Inc.	14,250	1,795,785
		6,095,037
Utilities (3.0%)
Essential Utilities, Inc.	100,000	4,027,000
WEC Energy Group, Inc.	25,000	2,894,250
		6,921,250
TOTAL COMMON STOCKS (Cost $74,719,881)		229,442,343

Investment Companies (2.0%)

Northern Institutional Treasury Portfolio (Premier Class) (b)	4,813,839	4,813,839
TOTAL INVESTMENT COMPANIES (Cost $4,813,839)		4,813,839
Total Investments (Cost $79,533,720) — 100.0%		234,256,182
Liabilities in excess of other assets — (0.0)%(c)		(42,515)
Net Assets — 100.0%		$234,213,667

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2026 (Unaudited)

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (1.6%)
New York Times (The) Co., Class A	35,415	2,965,298
Consumer Discretionary (8.5%)
AutoZone, Inc. (a)	588	1,986,135
Choice Hotels International, Inc.	22,935	2,373,772
DR Horton, Inc.	13,995	1,920,394
Genuine Parts Co.	19,595	2,072,171
Ross Stores, Inc.	18,105	3,922,086
Ulta Beauty, Inc. (a)	3,735	1,952,322
Williams-Sonoma, Inc.	9,075	1,654,645
		15,881,525
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	35,270	3,471,274
Church & Dwight Co., Inc.	20,970	1,956,920
McCormick & Co., Inc. (Non Voting)	31,910	1,609,540
Sprouts Farmers Market, Inc. (a)	23,660	1,824,896
Sysco Corp.	46,885	3,344,307
		12,206,937
Energy (4.9%)
EOG Resources, Inc.	24,565	3,551,362
Magnolia Oil & Gas Corp., Class A	96,770	3,055,029
SLB Ltd.	49,470	2,542,263
		9,148,654
Financials (15.2%)
American Financial Group, Inc.	26,390	3,370,267
Brown & Brown, Inc.	31,290	2,040,421
Cboe Global Markets, Inc.	8,435	2,370,825
Cincinnati Financial Corp.	18,760	2,951,886
Commerce Bancshares, Inc.	34,490	1,696,908
Cullen/Frost Bankers, Inc.	19,100	2,618,228
East West Bancorp, Inc.	17,590	1,877,908
FactSet Research Systems, Inc.	10,680	2,317,453
Jack Henry & Associates, Inc.	13,545	2,140,652
MSCI, Inc.	6,225	3,355,337
SEI Investments Co.	48,350	3,794,025
		28,533,910
Health Care (12.3%)
Agilent Technologies, Inc.	18,110	2,064,178
Cooper (The) Cos., Inc. (a)	26,120	1,867,580
Edwards Lifesciences Corp. (a)	42,435	3,398,195
IDEXX Laboratories, Inc. (a)	3,290	1,848,618
Medpace Holdings, Inc. (a)	5,615	2,696,267
Mettler-Toledo International, Inc. (a)	3,035	3,827,742
STERIS PLC	11,925	2,636,975
Veeva Systems, Inc., Class A (a)	8,220	1,443,925
Zimmer Biomet Holdings, Inc.	14,930	1,349,971
Zoetis, Inc.	16,100	1,903,181
		23,036,632
Industrials (20.2%)
A. O. Smith Corp.	26,880	1,772,467
Allegion PLC	20,045	2,912,338
AMETEK, Inc.	13,230	2,835,983
Broadridge Financial Solutions, Inc.	11,470	1,863,646
Core & Main, Inc., Class A (a)	38,135	1,883,869
Donaldson Co., Inc.	25,320	2,148,908
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	16,080	2,303,139
Hubbell, Inc.	7,300	3,582,402
IDEX Corp.	16,500	3,127,575
Lincoln Electric Holdings, Inc.	7,940	1,977,695
Nordson Corp.	12,785	3,401,577
Paychex, Inc.	43,185	3,978,202
Paycom Software, Inc.	12,425	1,510,135
Snap-on, Inc.	5,710	2,073,986
Verisk Analytics, Inc.	12,780	2,425,005
		37,796,927
Information Technology (12.2%)
Amdocs Ltd.	18,925	1,235,045
Dynatrace, Inc. (a)	52,795	1,952,359
Fortinet, Inc. (a)	31,425	2,568,051
GoDaddy, Inc., Class A (a)	19,105	1,579,410
Keysight Technologies, Inc. (a)	6,860	1,937,058
NetApp, Inc.	23,675	2,424,083
ON Semiconductor Corp. (a)	34,905	2,161,318
Qualys, Inc. (a)	21,515	1,890,093
TE Connectivity PLC	18,385	3,842,833
Teradyne, Inc.	10,795	3,200,286
		22,790,536
Materials (5.3%)
AptarGroup, Inc.	28,000	3,528,560
Avery Dennison Corp.	11,235	1,940,060
Ball Corp.	28,575	1,689,068
RPM International, Inc.	27,195	2,703,183
		9,860,871
Real Estate (4.3%)
AvalonBay Communities, Inc.	8,775	1,433,396
Camden Property Trust	17,045	1,664,615
Jones Lang LaSalle, Inc. (a)	9,945	3,026,462
STAG Industrial, Inc.	53,385	1,925,063
		8,049,536
Utilities (8.2%)
Atmos Energy Corp.	16,535	3,054,345
Essential Utilities, Inc.	91,985	3,704,236
Eversource Energy	47,155	3,266,898
ONE Gas, Inc.	24,785	2,134,732
WEC Energy Group, Inc.	27,285	3,158,785
		15,318,996
TOTAL COMMON STOCKS (Cost $139,721,351)		185,589,822

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2026 (Unaudited)

Investment Companies (0.3%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.53% (b)	549,924	549,924
TOTAL INVESTMENT COMPANIES (Cost $549,924)		549,924
Total Investments (Cost $140,271,275) — 99.5%		186,139,746
Other assets in excess of liabilities — 0.5%		897,803
Net Assets — 100.0%		$187,037,549

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2026 (Unaudited)

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (1.5%)
New York Times (The) Co., Class A	122,286	10,239,007
Consumer Discretionary (7.7%)
Cavco Industries, Inc. (a)	10,783	5,222,099
Choice Hotels International, Inc.	85,458	8,844,903
Genuine Parts Co.	61,860	6,541,695
Service Corp. International	147,326	12,155,868
Texas Roadhouse, Inc.	46,101	7,613,119
TopBuild Corp. (a)	19,512	6,854,566
Williams-Sonoma, Inc.	35,740	6,516,474
		53,748,724
Consumer Staples (5.0%)
BJ's Wholesale Club Holdings, Inc. (a)	149,406	14,704,538
McCormick & Co., Inc. (Non Voting)	148,202	7,475,309
Simply Good Foods (The) Co. (a)	355,802	5,105,759
Sprouts Farmers Market, Inc. (a)	99,400	7,666,722
		34,952,328
Energy (5.2%)
Antero Midstream Corp.	586,220	13,365,816
Magnolia Oil & Gas Corp., Class A	484,287	15,288,941
Matador Resources Co.	117,623	7,431,421
		36,086,178
Financials (15.6%)
American Financial Group, Inc.	78,630	10,041,837
Cboe Global Markets, Inc.	37,178	10,449,620
Cincinnati Financial Corp.	83,308	13,108,514
Commerce Bancshares, Inc.	165,105	8,123,166
Cullen/Frost Bankers, Inc.	87,699	12,021,779
East West Bancorp, Inc.	84,664	9,038,729
Evercore, Inc., Class A	12,232	3,651,374
FactSet Research Systems, Inc.	29,033	6,299,871
International Bancshares Corp.	82,888	5,577,533
Jack Henry & Associates, Inc.	58,120	9,185,285
Northern Trust Corp.	56,037	7,821,084
SEI Investments Co.	162,448	12,747,295
		108,066,087
Health Care (12.6%)
Charles River Laboratories International, Inc. (a)	55,325	9,543,562
Chemed Corp.	19,408	7,331,178
Cooper (The) Cos., Inc. (a)	152,345	10,892,667
Globus Medical, Inc., Class A (a)	150,872	12,999,132
Jazz Pharmaceuticals PLC (a)	55,083	10,413,441
Medpace Holdings, Inc. (a)	23,955	11,502,951
STERIS PLC	51,566	11,402,790
UFP Technologies, Inc. (a)	22,655	4,386,008
Zimmer Biomet Holdings, Inc.	102,775	9,292,916
		87,764,645
Industrials (23.1%)
A. O. Smith Corp.	172,521	11,376,035
Acuity, Inc.	25,613	7,177,275
Allegion PLC	96,005	13,948,566
Applied Industrial Technologies, Inc.	41,731	11,072,069
Donaldson Co., Inc.	120,370	10,215,802
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	80,768	11,568,401
Hubbell, Inc.	25,442	12,485,407
IDEX Corp.	76,932	14,582,461
Lincoln Electric Holdings, Inc.	35,415	8,821,168
Masco Corp.	145,798	8,801,825
Nordson Corp.	50,488	13,432,837
Paycom Software, Inc.	59,898	7,280,003
Snap-on, Inc.	38,847	14,110,007
Veralto Corp.	59,781	5,285,836
Watts Water Technologies, Inc., Class A	35,274	10,239,690
		160,397,382
Information Technology (12.4%)
Amdocs Ltd.	114,590	7,478,143
Badger Meter, Inc.	50,330	7,667,776
Check Point Software Technologies Ltd. (a)	53,040	7,576,764
Dynatrace, Inc. (a)	189,332	7,001,497
F5, Inc. (a)	35,255	10,200,329
GoDaddy, Inc., Class A (a)	62,869	5,197,380
Littelfuse, Inc.	19,719	6,691,643
NetApp, Inc.	103,917	10,640,062
ON Semiconductor Corp. (a)	176,061	10,901,697
Progress Software Corp. (a)	155,236	3,981,803
Qualys, Inc. (a)	104,463	9,177,075
		86,514,169
Materials (5.5%)
AptarGroup, Inc.	98,139	12,367,477
Avery Dennison Corp.	50,465	8,714,296
Ball Corp.	114,295	6,755,977
RPM International, Inc.	101,152	10,054,509
		37,892,259
Real Estate (5.8%)
Camden Property Trust	77,383	7,557,224
CubeSmart	194,931	7,144,221
Jones Lang LaSalle, Inc. (a)	41,658	12,677,362
Lamar Advertising Co., Class A	56,218	7,120,572
STAG Industrial, Inc.	170,094	6,133,590
		40,632,969
Utilities (4.8%)
Atmos Energy Corp.	47,340	8,744,645
Essential Utilities, Inc.	290,338	11,691,912
IDACORP, Inc.	41,034	5,866,631
ONE Gas, Inc.	80,748	6,954,825
		33,258,013
TOTAL COMMON STOCKS (Cost $594,192,829)		689,551,761

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2026 (Unaudited)
Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class) (b)	5,295,977	5,295,977
TOTAL INVESTMENT COMPANIES (Cost $5,295,977)		5,295,977
Total Investments (Cost $599,488,806) — 100.0%		694,847,738
Other assets in excess of liabilities — 0.0%(c)		271,781
Net Assets — 100.0%		$695,119,519

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2026 (Unaudited)

Common Stocks (66.9%)
	Shares	Fair Value ($)
Communication Services (6.6%)
Alphabet, Inc., Class A	17,000	4,888,520
Alphabet, Inc., Class C	11,365	3,260,164
Comcast Corp., Class A	27,575	791,678
		8,940,362
Consumer Discretionary (4.9%)
AutoZone, Inc. (a)	780	2,634,668
Booking Holdings, Inc.	225	947,322
Lowe's Cos., Inc.	5,000	1,181,400
Ross Stores, Inc.	8,560	1,854,353
		6,617,743
Consumer Staples (5.0%)
Costco Wholesale Corp.	3,600	3,587,148
PepsiCo, Inc.	9,995	1,552,124
Procter & Gamble (The) Co.	7,000	1,011,080
Sysco Corp.	10,000	713,300
		6,863,652
Energy (2.2%)
ConocoPhillips	22,625	2,986,500
Financials (7.8%)
Chubb Ltd.	8,585	2,798,109
FactSet Research Systems, Inc.	2,060	446,999
JPMorgan Chase & Co.	14,205	4,178,543
Marsh & McLennan Cos., Inc.	3,190	553,306
Visa, Inc., Class A	8,880	2,683,891
		10,660,848
Health Care (6.4%)
Agilent Technologies, Inc.	5,000	569,900
Cooper (The) Cos., Inc. (a)	11,705	836,908
Johnson & Johnson	8,050	1,967,742
Merck & Co., Inc.	11,005	1,323,791
Stryker Corp.	7,070	2,323,131
UnitedHealth Group, Inc.	6,300	1,704,717
		8,726,189
Industrials (7.2%)
Automatic Data Processing, Inc.	5,270	1,070,759
Deere & Co.	4,000	2,253,200
Donaldson Co., Inc.	13,275	1,126,649
Hubbell, Inc.	7,000	3,435,180
Union Pacific Corp.	3,900	946,218
United Parcel Service, Inc., Class B	9,250	910,015
		9,742,021
Information Technology (24.3%)
Accenture PLC, Class A	10,200	2,022,558
Adobe, Inc. (a)	2,155	523,837
Analog Devices, Inc.	4,100	1,304,374
Apple, Inc.	31,655	8,033,722
Applied Materials, Inc.	12,630	4,316,808
Cisco Systems, Inc.	35,515	2,755,609
KLA Corp.	1,550	2,282,236
Microsoft Corp.	18,410	6,814,830
NVIDIA Corp.	22,030	3,842,032
TE Connectivity PLC	5,500	1,149,610
		33,045,616
Common Stocks (continued)
	Shares	Fair Value ($)
Materials (1.2%)
Air Products and Chemicals, Inc.	3,600	1,045,764
AptarGroup, Inc.	4,160	524,243
		1,570,007
Utilities (1.3%)
Essential Utilities, Inc.	22,500	906,075
Eversource Energy	12,355	855,954
		1,762,029
TOTAL COMMON STOCKS (Cost $30,087,496)		90,914,967

Corporate Bonds (9.5%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27	250,000	247,559
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	877,356
		1,124,915
Consumer Discretionary (1.6%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,296,076
NIKE, Inc., 2.75%, 3/27/27	500,000	493,640
Starbucks Corp., 2.45%, 6/15/26, Callable 5/10/26 @ 100	350,000	348,675
		2,138,391
Consumer Staples (1.1%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,477,100
Financials (0.8%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	334,553
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	497,361
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	99,266
Mastercard, Inc., 3.30%, 3/26/27	150,000	148,881
		1,080,061
Health Care (1.9%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	247,399
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,168,711
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,143,938
		2,560,048
Industrials (0.6%)
Hubbell, Inc., 3.50%, 2/15/28	150,000	147,734
Hubbell, Inc., 2.30%, 3/15/31	500,000	453,367
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	197,951
		799,052
Information Technology (1.1%)
Apple, Inc., 3.00%, 6/20/27	200,000	197,842

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2026 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Information Technology (continued)
Apple, Inc., 2.20%, 9/11/29	350,000	329,993
Intel Corp., 3.90%, 3/25/30	1,000,000	969,332
		1,497,167
Materials (0.9%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,297,488
Utilities (0.7%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	959,241
TOTAL CORPORATE BONDS (Cost $13,721,356)		12,933,463

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	286,544
Hawaii (0.3%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	419,058
TOTAL MUNICIPAL BONDS (Cost $855,497)		705,602

U.S. Government & U.S. Government Agency Obligations (22.1%)

Federal Farm Credit Bank (0.2%)
2.85%, 3/2/28	250,000	245,229
Federal Home Loan Bank (0.6%)
5.50%, 7/15/36	700,000	762,145
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	6,109	5,832
4.00%, 9/15/41	17,785	17,067
		22,899
U.S. Treasury Bond (6.4%)
3.88%, 5/15/43	9,895,000	8,769,830
U.S. Treasury Inflation Indexed Note (4.5%)
0.75%, 7/15/28	647,870	645,878
0.25%, 7/15/29	1,271,540	1,236,547
1.88%, 7/15/34	4,146,200	4,166,377
		6,048,802
U.S. Treasury Note (10.4%)
2.75%, 8/15/32	3,870,000	3,579,297
3.88%, 8/15/33	10,750,000	10,553,057
		14,132,354
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,761,564)		29,981,259

Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.53% (c)	1,057,763	1,057,763
TOTAL INVESTMENT COMPANIES (Cost $1,057,763)		1,057,763
Total Investments (Cost $75,483,676) — 99.8%		135,593,054
Other assets in excess of liabilities — 0.2%		248,987
Net Assets — 100.0%		$135,842,041

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of March 31, 2026.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
March 31, 2026 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Communication Services (10.7%)
Alphabet, Inc., Class A	22,585	6,494,543
Alphabet, Inc., Class C	45,390	13,020,576
Comcast Corp., Class A	59,940	1,720,877
		21,235,996
Consumer Discretionary (7.4%)
AutoZone, Inc. (a)	1,170	3,952,002
Booking Holdings, Inc.	675	2,841,966
Lowe's Cos., Inc.	8,095	1,912,687
McDonald's Corp.	3,125	971,219
NIKE, Inc., Class B	25,425	1,342,948
Ross Stores, Inc.	17,530	3,797,524
		14,818,346
Consumer Staples (4.2%)
Costco Wholesale Corp.	2,895	2,884,665
Hershey (The) Co.	4,625	961,491
PepsiCo, Inc.	23,405	3,634,563
Sysco Corp.	13,525	964,738
		8,445,457
Energy (2.8%)
ConocoPhillips	41,690	5,503,080
Financials (14.5%)
American Express Co.	9,135	2,763,155
Chubb Ltd.	15,670	5,107,323
JPMorgan Chase & Co.	33,415	9,829,356
Marsh & McLennan Cos., Inc.	12,880	2,234,036
T. Rowe Price Group, Inc.	11,675	1,052,385
Visa, Inc., Class A	25,875	7,820,460
		28,806,715
Health Care (10.3%)
Agilent Technologies, Inc.	2,770	315,725
Becton, Dickinson & Co.	5,340	839,608
Danaher Corp.	3,570	676,872
Johnson & Johnson	23,660	5,783,450
Merck & Co., Inc.	28,060	3,375,337
Stryker Corp.	14,045	4,615,047
UnitedHealth Group, Inc.	10,200	2,760,018
Waters Corp. (a)	7,284	2,169,175
		20,535,232
Industrials (11.6%)
Automatic Data Processing, Inc.	13,455	2,733,787
Deere & Co.	9,895	5,573,854
Donaldson Co., Inc.	28,075	2,382,725
Hubbell, Inc.	9,145	4,487,817
Union Pacific Corp.	16,085	3,902,543
United Parcel Service, Inc., Class B	17,540	1,725,585
W.W. Grainger, Inc.	2,120	2,312,517
		23,118,828
Information Technology (35.0%)
Accenture PLC, Class A	18,725	3,712,980
Adobe, Inc. (a)	1,110	269,819
Analog Devices, Inc.	7,890	2,510,125
Apple, Inc.	76,845	19,502,493
Applied Materials, Inc.	22,970	7,850,916
Cisco Systems, Inc.	69,370	5,382,418
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
KLA Corp.	2,785	4,100,662
Microsoft Corp.	43,795	16,211,595
NVIDIA Corp.	44,245	7,716,328
TE Connectivity PLC	10,985	2,296,085
		69,553,421
Materials (1.5%)
Air Products and Chemicals, Inc.	4,550	1,321,729
AptarGroup, Inc.	12,595	1,587,222
		2,908,951
Utilities (0.9%)
Eversource Energy	25,100	1,738,928
TOTAL COMMON STOCKS (Cost $52,617,157)		196,664,954

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class) (b)	2,130,885	2,130,885
TOTAL INVESTMENT COMPANIES (Cost $2,130,885)		2,130,885
Total Investments (Cost $54,748,042) — 100.0%		198,795,839
Liabilities in excess of other assets — (0.0)%(c)		(42,365)
Net Assets — 100.0%		$198,753,474

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2026 (Unaudited)

Common Stocks (99.5%)
	Shares	Fair Value ($)
Communication Services (1.6%)
New York Times (The) Co., Class A	29,535	2,472,966
Consumer Discretionary (8.8%)
AutoZone, Inc. (a)	608	2,053,690
Choice Hotels International, Inc.	19,035	1,970,122
DR Horton, Inc.	11,655	1,599,299
Genuine Parts Co.	16,485	1,743,289
Ross Stores, Inc.	15,230	3,299,275
Ulta Beauty, Inc. (a)	3,105	1,623,015
Williams-Sonoma, Inc.	7,555	1,377,503
		13,666,193
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	29,625	2,915,693
Church & Dwight Co., Inc.	17,475	1,630,767
McCormick & Co., Inc. (Non Voting)	26,650	1,344,226
Sprouts Farmers Market, Inc. (a)	19,545	1,507,506
Sysco Corp.	39,080	2,787,576
		10,185,768
Energy (4.6%)
Baker Hughes Co.	32,890	2,007,935
EOG Resources, Inc.	19,960	2,885,617
SLB Ltd.	43,910	2,256,535
		7,150,087
Financials (15.1%)
American Financial Group, Inc.	22,025	2,812,813
Brown & Brown, Inc.	26,310	1,715,675
Cboe Global Markets, Inc.	6,180	1,737,012
Cincinnati Financial Corp.	15,535	2,444,432
Commerce Bancshares, Inc.	28,768	1,415,386
Cullen/Frost Bankers, Inc.	15,870	2,175,459
East West Bancorp, Inc.	14,625	1,561,365
FactSet Research Systems, Inc.	8,910	1,933,381
Jack Henry & Associates, Inc.	11,320	1,789,013
MSCI, Inc.	5,210	2,808,242
SEI Investments Co.	39,925	3,132,915
		23,525,693
Health Care (11.6%)
Agilent Technologies, Inc.	15,015	1,711,410
Cooper (The) Cos., Inc. (a)	22,205	1,587,658
Edwards Lifesciences Corp. (a)	35,660	2,855,653
IDEXX Laboratories, Inc. (a)	2,760	1,550,816
Medpace Holdings, Inc. (a)	4,705	2,259,294
Mettler-Toledo International, Inc. (a)	2,535	3,197,142
STERIS PLC	9,995	2,210,194
Veeva Systems, Inc., Class A (a)	6,840	1,201,514
Zimmer Biomet Holdings, Inc.	16,380	1,481,080
		18,054,761
Industrials (21.0%)
A. O. Smith Corp.	22,230	1,465,846
Allegion PLC	16,675	2,422,711
AMETEK, Inc.	11,070	2,372,965
Broadridge Financial Solutions, Inc.	9,610	1,561,433
Core & Main, Inc., Class A (a)	31,825	1,572,155
Donaldson Co., Inc.	21,280	1,806,034
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	13,465	1,928,592
Hubbell, Inc.	6,100	2,993,514
IDEX Corp.	13,820	2,619,581
Lincoln Electric Holdings, Inc.	9,925	2,472,119
Nordson Corp.	10,665	2,837,530
Paychex, Inc.	36,135	3,328,756
Paycom Software, Inc.	10,245	1,245,177
Snap-on, Inc.	4,760	1,728,927
Verisk Analytics, Inc.	12,395	2,351,951
		32,707,291
Information Technology (12.7%)
Amdocs Ltd.	15,910	1,038,287
Dynatrace, Inc. (a)	44,165	1,633,222
Fortinet, Inc. (a)	34,410	2,811,985
GoDaddy, Inc., Class A (a)	16,055	1,327,267
Keysight Technologies, Inc. (a)	5,755	1,625,039
NetApp, Inc.	19,770	2,024,250
ON Semiconductor Corp. (a)	29,105	1,802,182
Qualys, Inc. (a)	17,945	1,576,468
TE Connectivity PLC	15,475	3,234,584
Teradyne, Inc.	9,080	2,691,857
		19,765,141
Materials (5.4%)
AptarGroup, Inc.	23,440	2,953,909
Avery Dennison Corp.	9,275	1,601,607
Ball Corp.	28,305	1,673,108
RPM International, Inc.	22,685	2,254,889
		8,483,513
Real Estate (4.6%)
AvalonBay Communities, Inc.	7,320	1,195,722
Camden Property Trust	14,205	1,387,260
Jones Lang LaSalle, Inc. (a)	10,005	3,044,722
STAG Industrial, Inc.	44,489	1,604,273
		7,231,977
Utilities (7.6%)
Atmos Energy Corp.	13,820	2,552,830
Essential Utilities, Inc.	84,517	3,403,500
Eversource Energy	51,190	3,546,443
ONE Gas, Inc.	28,205	2,429,297
		11,932,070
TOTAL COMMON STOCKS (Cost $122,177,851)		155,175,460

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2026 (Unaudited)

Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.53% (b)	1,044,828	1,044,828
TOTAL INVESTMENT COMPANIES (Cost $1,044,828)		1,044,828
Total Investments (Cost $123,222,679) — 100.2%		156,220,288
Liabilities in excess of other assets — (0.2)%		(279,762)
Net Assets — 100.0%		$155,940,526

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
March 31, 2026 (Unaudited)

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (1.5%)
New York Times (The) Co., Class A	53,878	4,511,205
Consumer Discretionary (6.9%)
Cavco Industries, Inc. (a)	4,951	2,397,720
Choice Hotels International, Inc.	43,191	4,470,269
Genuine Parts Co.	27,740	2,933,505
Texas Roadhouse, Inc.	20,510	3,387,021
TopBuild Corp. (a)	14,378	5,050,991
Williams-Sonoma, Inc.	16,050	2,926,397
		21,165,903
Consumer Staples (5.2%)
BJ's Wholesale Club Holdings, Inc. (a)	67,637	6,656,833
McCormick & Co., Inc. (Non Voting)	67,481	3,403,742
Simply Good Foods (The) Co. (a)	160,440	2,302,314
Sprouts Farmers Market, Inc. (a)	44,620	3,441,541
		15,804,430
Financials (18.5%)
American Financial Group, Inc.	40,070	5,117,340
Cboe Global Markets, Inc.	21,917	6,160,211
Cincinnati Financial Corp.	43,285	6,810,895
Commerce Bancshares, Inc.	74,949	3,687,491
Cullen/Frost Bankers, Inc.	54,733	7,502,800
East West Bancorp, Inc.	38,060	4,063,285
Evercore, Inc., Class A	5,387	1,608,073
FactSet Research Systems, Inc.	14,675	3,184,328
International Bancshares Corp.	37,918	2,551,502
Jack Henry & Associates, Inc.	43,270	6,838,391
Northern Trust Corp.	25,489	3,557,500
SEI Investments Co.	73,452	5,763,778
		56,845,594
Health Care (12.3%)
Chemed Corp.	11,905	4,496,995
Cooper (The) Cos., Inc. (a)	69,255	4,951,733
Globus Medical, Inc., Class A (a)	72,119	6,213,773
Jazz Pharmaceuticals PLC (a)	24,276	4,589,378
Medpace Holdings, Inc. (a)	11,170	5,363,722
STERIS PLC	26,247	5,803,999
UFP Technologies, Inc. (a)	10,185	1,971,816
Zimmer Biomet Holdings, Inc.	46,415	4,196,844
		37,588,260
Industrials (26.3%)
A. O. Smith Corp.	101,985	6,724,891
Acuity, Inc.	18,733	5,249,361
Allegion PLC	42,451	6,167,706
Applied Industrial Technologies, Inc.	26,450	7,017,714
Donaldson Co., Inc.	66,340	5,630,276
Expeditors International of Washington, Inc.	34,007	4,870,822
Hubbell, Inc.	15,201	7,459,739
IDEX Corp.	40,574	7,690,802
Lincoln Electric Holdings, Inc.	16,654	4,148,178
Masco Corp.	54,414	3,284,973
Nordson Corp.	22,809	6,068,562
Paycom Software, Inc.	31,329	3,807,727
Snap-on, Inc.	15,350	5,575,427
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Veralto Corp.	26,417	2,335,791
Watts Water Technologies, Inc., Class A	15,717	4,562,488
		80,594,457
Information Technology (12.8%)
Amdocs Ltd.	51,560	3,364,805
Badger Meter, Inc.	22,620	3,446,157
Check Point Software Technologies Ltd. (a)	27,050	3,864,092
Dynatrace, Inc. (a)	85,604	3,165,636
F5, Inc. (a)	15,981	4,623,783
GoDaddy, Inc., Class A (a)	28,594	2,363,866
Littelfuse, Inc.	8,685	2,947,255
NetApp, Inc.	47,112	4,823,798
ON Semiconductor Corp. (a)	77,576	4,803,506
Progress Software Corp. (a)	69,833	1,791,216
Qualys, Inc. (a)	47,642	4,185,350
		39,379,464
Materials (7.7%)
AptarGroup, Inc.	46,055	5,803,851
Avery Dennison Corp.	33,345	5,758,015
Ball Corp.	50,357	2,976,602
Packaging Corp. of America	21,348	4,530,473
RPM International, Inc.	45,853	4,557,788
		23,626,729
Real Estate (6.6%)
Camden Property Trust	34,980	3,416,147
CubeSmart	88,003	3,225,310
Jones Lang LaSalle, Inc. (a)	19,995	6,084,878
Lamar Advertising Co., Class A	25,926	3,283,787
STAG Industrial, Inc.	114,775	4,138,787
		20,148,909
Utilities (1.3%)
H2O America	67,620	3,967,265
TOTAL COMMON STOCKS (Cost $264,138,401)		303,632,216

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 3.53% (b)	2,684,968	2,684,968
TOTAL INVESTMENT COMPANIES (Cost $2,684,968)		2,684,968
Total Investments (Cost $266,823,369) — 100.0%		306,317,184
Liabilities in excess of other assets — (0.0)%(c)		(6,357)
Net Assets — 100.0%		$306,310,827

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2026 (Unaudited)

Common Stocks (99.5%)
	Shares	Fair Value ($)
Consumer Discretionary (7.4%)
Cavco Industries, Inc. (a)	32,477	15,728,286
Choice Hotels International, Inc.	158,055	16,358,693
Columbia Sportswear Co.	163,150	8,942,252
H&R Block, Inc.	381,657	12,113,793
Installed Building Products, Inc.	77,814	20,632,382
		73,775,406
Consumer Staples (5.0%)
Marzetti (The) Co.	89,912	12,437,527
PriceSmart, Inc.	88,398	13,303,899
Simply Good Foods (The) Co. (a)	799,713	11,475,882
Sprouts Farmers Market, Inc. (a)	164,408	12,680,789
		49,898,097
Energy (3.4%)
Cactus, Inc., Class A	443,030	20,986,331
Oceaneering International, Inc. (a)	353,753	12,547,619
		33,533,950
Financials (14.5%)
1st Source Corp.	124,686	8,629,518
Acadian Asset Management, Inc.	111,333	6,058,742
Cathay General Bancorp	202,749	10,109,065
Cohen & Steers, Inc.	216,380	13,534,569
Commerce Bancshares, Inc.	371,144	18,260,285
Cullen/Frost Bankers, Inc.	182,493	25,016,141
Donnelley Financial Solutions, Inc. (a)	182,592	8,607,387
International Bancshares Corp.	257,046	17,296,625
Lakeland Financial Corp.	119,045	6,830,802
Piper Sandler Cos.	64,044	4,902,568
Selective Insurance Group, Inc.	199,510	15,041,059
UMB Financial Corp.	80,276	9,054,330
		143,341,091
Health Care (16.3%)
Amphastar Pharmaceuticals, Inc. (a)	382,841	7,499,855
Bio-Rad Laboratories, Inc., Class A (a)	36,803	10,258,836
Chemed Corp.	40,457	15,282,227
Corcept Therapeutics, Inc. (a)	178,516	7,195,980
CorVel Corp. (a)	167,402	9,148,519
Globus Medical, Inc., Class A (a)	195,321	16,828,857
Haemonetics Corp. (a)	198,808	11,204,819
Halozyme Therapeutics, Inc. (a)	267,601	17,295,053
Jazz Pharmaceuticals PLC (a)	85,011	16,071,329
Merit Medical Systems, Inc. (a)	110,200	7,596,086
Prestige Consumer Healthcare, Inc. (a)	250,328	14,836,941
UFP Technologies, Inc. (a)	85,116	16,478,458
US Physical Therapy, Inc.	155,935	11,688,888
		161,385,848
Industrials (21.1%)
Acuity, Inc.	46,015	12,894,323
Applied Industrial Technologies, Inc.	85,567	22,702,636
Atmus Filtration Technologies, Inc.	291,643	16,556,573
Casella Waste Systems, Inc., Class A (a)	151,949	12,055,634
Donaldson Co., Inc.	200,080	16,980,790
Esab Corp.	94,840	9,167,234
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
ExlService Holdings, Inc. (a)	331,489	10,093,840
Franklin Electric Co., Inc.	160,252	14,770,427
Landstar System, Inc.	103,715	16,626,552
MSC Industrial Direct Co., Inc., Class A	188,663	17,407,935
Paylocity Holding Corp. (a)	88,783	9,592,115
Toro (The) Co.	136,464	12,751,196
Valmont Industries, Inc.	34,489	13,780,770
Watts Water Technologies, Inc., Class A	81,627	23,695,502
		209,075,527
Information Technology (16.8%)
A10 Networks, Inc.	838,741	19,391,692
Axcelis Technologies, Inc. (a)	146,510	13,637,151
Badger Meter, Inc.	106,072	16,160,069
Commvault Systems, Inc. (a)	106,149	8,267,946
Dolby Laboratories, Inc., Class A	177,998	10,690,560
InterDigital, Inc.	34,087	10,294,274
Littelfuse, Inc.	84,515	28,680,165
Plexus Corp. (a)	114,652	23,221,616
Power Integrations, Inc.	232,483	11,903,129
Progress Software Corp. (a)	369,617	9,480,676
Qualys, Inc. (a)	162,139	14,243,911
		165,971,189
Materials (4.7%)
AptarGroup, Inc.	175,060	22,061,061
Sensient Technologies Corp.	124,866	10,793,417
Silgan Holdings, Inc.	363,310	14,096,428
		46,950,906
Real Estate (4.1%)
Four Corners Property Trust, Inc.	484,276	11,453,128
STAG Industrial, Inc.	539,621	19,458,733
Terreno Realty Corp.	151,308	9,293,337
		40,205,198
Utilities (6.2%)
Chesapeake Utilities Corp.	128,430	16,229,699
IDACORP, Inc.	113,080	16,167,048
ONE Gas, Inc.	251,410	21,653,943
Unitil Corp.	136,536	7,132,641
		61,183,331
TOTAL COMMON STOCKS (Cost $817,916,722)		985,320,543

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2026 (Unaudited)

Investment Companies (0.6%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.53% (b)	6,073,985	6,073,985
TOTAL INVESTMENT COMPANIES (Cost $6,073,985)		6,073,985
Total Investments (Cost $823,990,707) — 100.1%		991,394,528
Liabilities in excess of other assets — (0.1)%		(890,222)
Net Assets — 100.0%		$990,504,306

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2026 (Unaudited)

Common Stocks (98.0%)
	Shares	Fair Value ($)
Australia (5.6%)
Brambles Ltd.	220,000	3,452,741
Insurance Australia Group Ltd.	400,000	2,030,584
Westpac Banking Corp.	125,000	3,454,409
Woodside Energy Group Ltd.	130,000	3,085,879
		12,023,613
Canada (9.5%)
Canadian National Railway Co.	26,000	2,676,069
Constellation Software, Inc.	800	1,404,351
Intact Financial Corp.	18,000	3,261,764
National Bank of Canada	33,500	4,334,940
Royal Bank of Canada	38,000	6,142,937
Tourmaline Oil Corp.	53,000	2,536,654
		20,356,715
Denmark (2.1%)
Novo Nordisk A/S, Class B	56,000	2,049,292
Novonesis Novozymes B	41,400	2,459,623
		4,508,915
Finland (1.8%)
Kone OYJ, Class B	59,000	3,766,604
France (11.4%)
Air Liquide SA	25,500	5,270,812
Dassault Systemes SE	135,500	2,743,096
EssilorLuxottica SA	6,200	1,444,756
Legrand SA	25,300	3,930,472
L'Oreal SA	4,100	1,673,991
Publicis Groupe SA	45,000	3,724,629
Schneider Electric SE	21,000	5,720,014
		24,507,770
Germany (5.8%)
Allianz SE (Registered)	7,400	3,125,158
Deutsche Boerse AG	15,300	4,482,065
Hannover Rueck SE	9,600	3,018,249
Merck KGaA	15,000	1,905,807
		12,531,279
Israel (0.8%)
Check Point Software Technologies Ltd. (a)	11,500	1,642,775
Italy (3.4%)
FinecoBank Banca Fineco SpA	118,300	2,632,024
Terna - Rete Elettrica Nazionale	406,000	4,643,590
		7,275,614
Japan (19.2%)
Ajinomoto Co., Inc.	77,000	2,176,885
Chiba Bank (The) Ltd.	149,000	1,928,740
Inpex Corp.	162,000	4,791,879
Kakaku.com, Inc.	104,000	1,369,065
Mitsubishi Estate Co. Ltd.	110,000	3,053,211
Nomura Research Institute Ltd.	83,000	2,271,514
NTT, Inc.	2,563,000	2,564,196
Oracle Corp. Japan	26,000	1,415,527
Shin-Etsu Chemical Co. Ltd.	112,000	4,560,507
Sumitomo Mitsui Financial Group, Inc.	151,000	4,964,929
Sysmex Corp.	262,800	2,291,850
Terumo Corp.	123,000	1,652,475
Tokio Marine Holdings, Inc.	70,000	3,285,868
Toyota Motor Corp.	233,000	4,843,452
		41,170,098
Common Stocks (continued)
	Shares	Fair Value ($)
Luxembourg (1.0%)
Tenaris SA	76,300	2,230,426
Netherlands (6.2%)
ASML Holding NV	5,800	7,712,589
ING Groep NV	130,000	3,374,369
Wolters Kluwer NV	30,200	2,255,585
		13,342,543
Norway (2.0%)
Equinor ASA	100,000	4,260,439
Singapore (2.4%)
DBS Group Holdings Ltd.	115,500	5,139,765
Spain (1.8%)
Industria de Diseno Textil SA	66,000	3,841,781
Sweden (5.8%)
Assa Abloy AB, Class B	123,000	4,446,190
Atlas Copco AB, Class B	295,000	4,611,518
Svenska Handelsbanken AB, Class A	255,000	3,361,850
		12,419,558
Switzerland (8.9%)
Cie Financiere Richemont SA (Registered)	19,000	3,354,757
Givaudan SA (Registered)	500	1,690,751
Nestle SA (Registered)	40,000	3,923,642
Roche Holding AG	17,200	6,864,363
Zurich Insurance Group AG	4,600	3,251,365
		19,084,878
United Kingdom (10.3%)
Compass Group PLC	105,000	2,929,598
London Stock Exchange Group PLC	18,200	2,149,197
Mondi PLC	146,000	1,650,622
National Grid PLC	249,000	4,203,144
Next PLC	28,200	4,764,358
RELX PLC	62,200	2,037,820
Unilever PLC	79,555	4,367,521
		22,102,260
TOTAL COMMON STOCKS (Cost $157,703,465)		210,205,033

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 3.53% (b)	2,680,861	2,680,861
TOTAL INVESTMENT COMPANIES (Cost $2,680,861)		2,680,861
Total Investments (Cost $160,384,326) — 99.3%		212,885,894
Other assets in excess of liabilities — 0.7%		1,558,225
Net Assets — 100.0%		$214,444,119

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2026.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2026 (Unaudited)
The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2026:
Industry	Percentage of Total Net Assets
Financials	27.9%
Industrials	15.2
Consumer Discretionary	9.3
Information Technology	8.2
Energy	7.8
Health Care	7.7
Materials	7.2
Consumer Staples	5.6
Utilities	4.2
Communication Services	3.5
Real Estate	1.4
Investment Companies	1.3
Other net assets	0.7
Total	100.0%